Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 77,246	$ 68,582
Trade receivables, net of allowance for doubtful accounts of $1,354 and $3,503 as of December 31, 2911 and 2012, respectively (Note 2 and 4)	474,235	525,096
Due from related companies (Note 5)	15,248	16,128
Derivative asset (Note 16)	0	1,219
Inventories (Note 6)	180,826	204,057
Prepayments and other current assets (Note 7)	32,132	31,573
Restricted cash (Note 2)	6,917	5,336
Total current assets	786,604	851,991
FIXED ASSETS:
Advances for vessels under construction and acquisitions (Note 8)	0	11,553
Advances for other fixed assets under construction (Note 9)	103,112	40,746
Vessels, cost (Note 10)	532,121	545,684
Vessels, accumulated depreciation (Note 10)	(79,095)	(71,244)
Vessels' net book value	453,026	474,440
Other fixed assets, net (Note 11)	13,392	13,166
Total fixed assets	569,530	539,905
OTHER NON-CURRENT ASSETS:
Deferred charges, net (Note 12)	16,562	19,602
Intangible assets (Note 13)	18,518	20,023
Goodwill (Note 3, 13)	37,946	37,946
Deferred tax asset (Note 26)	2,524	2,813
Other non-current assets	159	158
Total non-current assets	75,709	80,542
Total assets	1,431,843	1,472,438
CURRENT LIABILITIES:
Short-term borrowings (Note 14)	321,752	349,234
Current portion of long-term debt (Note 15)	144,042	21,428
Trade payables to third parties	225,467	222,263
Trade payables to related companies (Note 5)	17,432	28,547
Other payables to related companies (Note 5)	1,460	2,131
Derivative liability (Note 16)	3	0
Accrued and other current liabilities	24,595	27,207
Total current liabilities	734,751	650,810
OTHER NON-CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 15)	187,492	336,254
Deferred tax liability (Note 26)	3,045	2,906
Derivative liability (Note 16)	632	385
Other non-current liabilities	1,405	2,541
Total non-current liabilities	192,574	342,086
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2011 and December 31, 2012; 48,196,870 and 48,553,038 shares issued and 46,229,231 and 46,581,399 shares outstanding at December 31, 2011 and December 31, 2012, respectively (Note 24)	486	482
Treasury stock, $0.01 par value; 1,967,639 shares and 1,971,639 shares, repurchased at December 31, 2011 and December 31, 2012, respectively (Note 24)	(29,327)	(29,308)
Additional paid-in capital (Note 24)	345,556	341,154
Retained earnings	183,951	165,734
Total AMPNI stockholders' equity	500,666	478,062
Non-controlling interest	3,852	1,480
Total equity	504,518	479,542
Total liabilities and equity	$ 1,431,843	$ 1,472,438